PW TECHNOLOGY PARTNERS, L.P.
                              Financial Statements
                      with Report of Independent Auditors

                           Period from April 1, 1999
                          (commencement of operations)
                           through December 31, 1999

                          PW TECHNOLOGY PARTNERS, L.P.
                              Financial Statements
                      with Report of Independent Auditors

                           Period from April 1, 1999
                          (commencement of operations)
                           through December 31, 1999



                                    Contents

Report of Independent Auditors.............................................1
Statement of Assets, Liabilities and Partners' Capital.....................2
Statement of Operations....................................................3
Statement of Changes in Partners' Capital - Net Assets.....................4
Notes to Financial Statements..............................................5

                         Report of Independent Auditors

To the Partners of PW Technology Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of PW Technology Partners, L.P. as of December 31, 1999, and the related statements of operations and changes in partners capital - net assets for the period from April 1, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the general partners of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Technology Partners, L.P. at December 31, 1999, and the results of its operations and changes in its partners capital - net assets for the period from April 1, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                     /S/Ernst & Young LLP
New York, New York
February 17, 2000

                                                    PW TECHNOLOGY PARTNERS, L.P.
                          STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments in funds, at value (Cost $273,010,000)                 $385,577,206
Cash and cash equivalents                                               434,567
Prepaid assets                                                           32,172
--------------------------------------------------------------------------------
Total Assets                                                       $386,043,945
--------------------------------------------------------------------------------
LIABILITIES
Payables:
 Management fee                                                         272,203
 Professional fees                                                       39,000
 Administration fee                                                      27,001
 Miscellaneous fees                                                      24,267
--------------------------------------------------------------------------------
Total Liabilities                                                       362,471
--------------------------------------------------------------------------------
Net Assets                                                         $385,681,474
--------------------------------------------------------------------------------
PARTNERS' CAPITAL - NET ASSETS
Represented by:
Capital contributions                                              $274,965,586
Accumulated net investment loss                                      (1,851,318)
Accumulated net unrealized appreciation on investments              112,567,206
--------------------------------------------------------------------------------
Partners' Capital - Net Assets                                     $385,681,474
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
PERIOD FROM APRIL 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $     30,281
--------------------------------------------------------------------------------
Total Investment Income                                                  30,281
--------------------------------------------------------------------------------
OPERATING EXPENSES

Management                                                            1,338,563
Organizational costs                                                    208,449
Administration                                                          206,659
Professional                                                             80,478
Miscellaneous                                                            47,450
--------------------------------------------------------------------------------
Total Operating Expenses                                              1,881,599
--------------------------------------------------------------------------------
Net Investment Loss                                                  (1,851,318)
--------------------------------------------------------------------------------
UNREALIZED GAIN FROM INVESTMENTS

Net change in unrealized appreciation
  from investments during the period                                112,567,206
--------------------------------------------------------------------------------

Unrealized Gain from Investments                                    112,567,206
--------------------------------------------------------------------------------
INCREASE IN PARTNERS' CAPITAL
     DERIVED FROM OPERATIONS                                       $110,715,888
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                          STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------
PERIOD FROM APRIL 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999
--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment loss                                                $ (1,851,318)
Change in unrealized appreciation from investments                  112,567,206
--------------------------------------------------------------------------------
Increase in Partners' Capital
 Derived from Operations                                            110,715,888
--------------------------------------------------------------------------------
PARTNERS' CAPITAL TRANSACTIONS

Proceeds from Limited Partner subscriptions                         273,965,586

Proceeds from General Partner subscriptions                           1,000,000
--------------------------------------------------------------------------------
Increase in Partners' Capital Derived
     from Capital Transactions                                      274,965,586
--------------------------------------------------------------------------------
PARTNERS' CAPITAL AT BEGINNING OF PERIOD                                     --
--------------------------------------------------------------------------------
PARTNERS' CAPITAL AT END OF PERIOD                                 $385,681,474
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------


1. ORGANIZATION

     PW Technology Partners, L.P. (the Fund) was organized as a limited partnership under the laws of Delaware on December 28, 1998. The Fund is registered under the Investment Company Act of 1940, as amended (the 1940
     Act), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment partnerships (collectively, the Investment Funds), in which the Fund invests as a limited partner along with other investors. Operations of the Fund commenced on April 1, 1999.

     The General Partner of the Fund is PW Fund Advisor, L.L.C. (the Manager or
     PWFA), a Delaware limited liability company. The Manager is an indirect wholly-owned subsidiary of Paine Webber Group Inc., and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Fund's General Partner, to the fullest extent permitted by applicable law, has irrevocably delegated to a group of individuals (the Directors) its rights and powers to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice regarding the selection of Investment Managers and the responsibility of the day-to-day management of the Fund.

     Initial and additional subscriptions for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any subscription for interests in the Fund. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Partners. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Partners twice in each year, in June and December, and intends to recommend the making of an offer to repurchase interests effective as of March 31, 2000 and December 2000. Limited Partners can only transfer or assign their partnership interests with the approval of the Manager.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

     Cash and cash equivalents consist of monies invested in money market funds and are accounted for at cost plus accrued interest as reported by the money market funds.

     a. PORTFOLIO VALUATION

     Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

     Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds' as a return of capital.

     b. FUND EXPENSES

     The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of Directors and Limited Partners.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     c. INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Fund. Each Partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the General Partner's capital account (the
     Fee). The Fee is debited against the Limited Partners' capital accounts. A portion of the Fee will be paid by PWFA to its affiliates. PaineWebber Inc. acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent.

     The increase in partners' capital derived from operations is initially allocated to the capital accounts of all Partners on a pro-rata basis. In accordance with the Partnership Agreement, the Manager is then allocated an amount based on the performance of the Fund (the Performance Bonus) for the Measurement Period, as defined in the Confidential Memorandum (i.e. the period commencing on the admission of a Limited Partner to the Fund, and thereafter each period commencing on the day following the last Measuring Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Limited Partner. The Performance Bonus is equal to 1% of the balance of the Limited Partner's capital account at the end of the Measurement Period, provided that such appreciation (net of any Performance Bonus) exceeds the Limited Partner's threshold return. The threshold return is the amount that a Limited Partner would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. The Performance Bonus for the period ended December 31, 1999 totaled $3,575,388 and was recorded as an increase to the General Partner's capital account.

     Each Director, who is not an interested person of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an interested person does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------


3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of PNC Bank, N.A.) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the Administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the Administrator's expenses.

4. SECURITIES TRANSACTIONS

     Aggregate purchases of Investment Funds for the period ended December 31, 1999, amounted to $273,010,000.

     At December 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1999, accumulated net unrealized appreciation on investments was $112,567,206, consisting of $112,567,206 gross unrealized appreciation.

5. INVESTMENTS

     As of December 31, 1999, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 1999.

         Investment Objective             Cost             Fair Value
         --------------------             ----             ----------
          Long/Short Equity           $273,010,000        $385,577,206

     The following table lists the Fund's investments in Investment Funds as of December 31, 1999. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging from one to two years from initial investment.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------


5. INVESTMENTS (CONTINUED)

Investment Fund:                                Cost          Income       Fair Value    % of Fund's
                                                                                           Capital

CONFIDENTIAL PORTION - FINANCIALS HAVE BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

                                           ------------    ------------   ------------    -------
Total                                      $273,010,000    $112,567,206   $385,577,206     100.0

Other Assets, Less Liabilities                                                 104,268       0.0
                                                                          ------------    -------
Partners' Capital - Net Assets                                            $385,681,474     100.0





6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps.

7. FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                            For the Period Ended
                                                                 December 31,
                                                                     1999
                                                                     ----

     Ratio of net investment loss to average net assets             -1.38%*
     Ratio of expenses to average net assets                         1.41%*
     Total return                                                   50.96%**

     *   Annualized.

     ** Total return assumes a purchase of a limited partnership interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, if any. Total return for a period of less than a full year is not annualized.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------


8. YEAR 2000 (UNAUDITED)

     PFPC Inc. experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. PFPC Inc. is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. PFPC Inc. will continue to monitor its mission critical computer applications and those of its suppliers and vendors throughout the Year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.